Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Deferred Revenue
Schedule of deferred revenue, by type
	March 31,
	2023	2024
Global Distribution System provider	38,417	-
Loyalty program	7,304	3,360
Total	45,721	3,360
Non-current	-	-
Current	45,721	3,360
Total	45,721	3,360

Summary of changes in deferred revenue

	March 31,
	2023	2024
At 1 April	248,177	45,721
Deferred during the year	-	-
Recorded in statement of profit or loss	(202,456)	(42,361)
Transferred to other financial liability (deposits)	-	-
At 31 March	45,721	3,360